Segment Reporting	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 30 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results as one operating segment. The Company has a single operating entity at a single location, and all the products are electrical products and use similar product line and labor. Based on management’s assessment, the Company has determined that it has only one operating segment as defined by ASC 280.

The following tables present revenue for five major markets for the years ending December 31, 2025, 2024 and 2023, respectively.

	December 31, 2025
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$13,768,820	60.24%
U.K.	1,285,829	5.63%
Mexico	867,476	3.80%
Poland	773,084	3.38%
Portugal	573,931	2.51%

	December 31, 2024
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$19,575,794	64.61%
France	1,516,466	5.00%
Israel	909,207	3.00%
Nigeria	827,955	2.73%
U.K.	781,562	2.58%

	December 31, 2023
Top Five Markets:	Sales Amount (In USD)	As % of Sales
China	$11,005,500	54.15%
Australia	1,558,935	7.67%
Poland	1,318,926	6.49%
U.K.	1,053,668	5.18%
Germany	1,016,250	5.00%